Business Combinations - Unaudited Pro Forma Information (Q1) (Details) - South Central Generating - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Operating revenue, net	$ 381,796	$ 1,660,362	$ 1,668,022
Net income	$ 32,986	$ 154,898	$ 170,224